Derivative Financial Instruments - Changes in Net Unrealized (Losses) Gains on Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	$ (5,522)	$ 4,696
Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	(12,152)	(5,522)	$ 4,696
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	(5,522)	4,696	(17,942)
Changes in fair value of cash flow hedges, net of tax	(23,432)	9,162	20,035
Reclassification of losses (gains) into earnings, net of tax	16,802	(19,380)	2,603
Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$ (12,152)	$ (5,522)	$ 4,696